Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Third-party revenues	$ 65,780,848	$ 63,636,367	$ 30,996,179
Related party revenues	25,982,724	12,724,077	9,068,669
Total revenues	91,763,572	76,360,444	40,064,848
Less: business taxes and related surcharges	(5,068,066)	(4,197,118)	(2,201,289)
Net revenues	86,695,506	72,163,326	37,863,559
Operating cost and expenses:
Cost of revenues	(17,971,305)	(14,805,431)	(6,570,752)
Selling expenses	(27,338,878)	(19,262,014)	(8,488,457)
General and administrative expenses	(19,835,319)	(13,556,787)	(7,292,577)
Other operating income	4,295,029	562,333	172,737
Total operating cost and expenses	(60,850,473)	(47,061,899)	(22,179,049)
Income from operations	25,845,033	25,101,427	15,684,510
Other income (expenses):
Interest income	2,451,731	1,953,619	179,069
Other (expense) income	110,690	128,425	(23,855)
Investment income	3,044,856	1,368,358	281,076
Foreign exchange (loss) gain	(180,856)	3,218,876	(129,205)
Gain on change in fair value of derivative liabilities			354,000
Total other income	5,426,421	6,669,278	661,085
Income before taxes and (loss) income from equity in affiliates	31,271,454	31,770,705	16,345,595
Income tax expense	(8,979,649)	(7,779,408)	(4,790,089)
(Loss) income from equity in affiliates, net of taxes	617,361	(21,347)	(25,137)
Net income	22,909,166	23,969,950	11,530,369
Less: net income attributable to non-controlling interests	82,712
Net income attributable to Noah Holdings Ltd. shareholders	22,826,454	23,969,950	11,530,369
Less: deemed dividend on Series A convertible redeemable preferred shares			108,348
Net income attributable to ordinary shareholders of Noah Holdings Ltd.	$ 22,826,454	$ 23,969,950	$ 11,422,021
Net income per share:
Basic	$ 0.82	$ 0.86	$ 0.53
Diluted	$ 0.81	$ 0.84	$ 0.46
Weighted average number of shares used in computation:
Basic	27,751,335	27,894,953	16,665,918
Diluted	28,073,731	28,521,272	19,030,112